Accumulated Other Comprehensive Income	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

Shareholder’s equity included the following components of AOCI as of the dates indicated:

	March 31,
	2013	2012
Fixed maturities, net of OTTI	$7,067.2	$5,489.5
Equity securities, available-for-sale	35.8	44.5
Derivatives	201.5	145.7
DAC/VOBA adjustment on available-for-sale securities	(2,397.6)	(2,170.5)
Sales inducements adjustment on available-for-sale securities	(119.0)	(95.3)
Other	(28.8)	(40.0)
Unrealized capital gains (losses), before tax	4,759.1	3,373.9
Deferred income tax asset (liability)	(1,363.4)	(857.7)
Net unrealized capital gains (losses)	3,395.7	2,516.2
Pension and other postretirement benefits liability, net of tax	57.1	70.8
AOCI	$3,452.8	$2,587.0

Changes in AOCI, including the reclassification adjustments recognized in the Condensed Consolidated Statements of Operations were as follows for the periods indicated:

	Three Months Ended March 31, 2013
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(792.1)		$274.4	$(517.7)
Equity securities	(6.3)		2.2	(4.1)
Other	11.6		(4.1)	7.5
OTTI	10.9		(3.8)	7.1
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	(14.6)		5.1	(9.5)
DAC/VOBA	386.0	(1)	(135.1)	250.9
Sales inducements	28.4		(9.9)	18.5
Change in unrealized gains/losses on available-for-sale securities	(376.1)		128.8	(247.3)

Derivatives:
Derivatives	(12.7)	(2)	4.5	(8.2)
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	(0.2)		0.1	(0.1)
Change in unrealized gains/losses on derivatives	(12.9)		4.6	(8.3)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(3.5)	(3)	1.2	(2.3)
Change in pension and other postretirement benefits liability	(3.5)		1.2	(2.3)
Change in Other comprehensive income (loss)	$(392.5)		$134.6	$(257.9)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Condensed Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Condensed Consolidated Financial Statements for additional information.
(3) See the Employee Benefits Obligations Note to these Condensed Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

	Three Months Ended March 31, 2012
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$59.5		$14.6	(4)	$74.1
Equity securities	11.3		(4.0)		7.3
Other	(6.8)		2.4		(4.4)
OTTI	12.8		(4.5)		8.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	(129.6)		45.4		(84.2)
DAC/VOBA	31.8	(1)	(11.1)		20.7
Sales inducements	(15.0)		5.2		(9.8)
Change in unrealized gains/losses on available-for-sale securities	(36.0)		48.0		12.0

Derivatives:
Derivatives	(26.9)	(2)	9.4		(17.5)
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	(26.9)		9.4		(17.5)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(3.8)	(3)	1.3		(2.5)
Change in pension and other postretirement benefits liability	(3.8)		1.3		(2.5)
Change in Other comprehensive income (loss)	$(66.7)		$58.7		$(8.0)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Condensed Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Condensed Consolidated Financial Statements for additional information.
(3) See the Employee Benefits Obligations Note to these Condensed Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $33.0 release of valuation allowance. See Income Taxes Note to these Condensed Consolidated Financial Statements for additional information.

Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities, net of OTTI	$7,863.0	$5,546.8	$2,924.2
Equity securities, available-for-sale	42.2	33.2	75.6
Derivatives	214.4	172.6	1.4
DAC/VOBA adjustment on available-for-sale securities	(2,783.6)	(2,202.3)	(1,251.0)
Sales inducements adjustment on available-for-sale securities	(147.4)	(80.3)	(95.4)
Other investments	(40.5)	(33.2)	(38.8)
Unrealized capital gains (losses), before tax	5,148.1	3,436.8	1,616.0
Deferred income tax asset (liability)	(1,496.8)	(915.1)	(664.7)
Net unrealized capital gains (losses)	3,651.3	2,521.7	951.3
Pension and other post-employment benefits liability, net of tax	59.4	73.3	22.0
AOCI	$3,710.7	$2,595.0	$973.3

Changes in AOCI, net of DAC, VOBA and tax were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities	$2,264.0	$2,457.2	$4,471.5
Equity securities, available-for-sale	9.0	(42.4)	44.0
Derivatives	41.8	171.2	1.7
DAC/VOBA adjustment on available-for-sale securities	(581.3)	(951.3)	(1,041.0)
Sales inducements adjustment on available-for-sale securities	(67.1)	15.1	(75.7)
Other investments	(7.3)	5.6	(23.2)
Change in unrealized gains/losses on securities, before tax	1,659.1	1,655.4	3,377.3
Deferred income tax asset/liability	(563.4)	(192.5)	(1,029.5)
Change in unrealized gains/losses on securities, after tax	1,095.7	1,462.9	2,347.8
Change in OTTI, before tax	52.2	165.4	(44.7)
Deferred income tax asset/liability	(18.3)	(57.9)	15.6
Change in OTTI, after tax	33.9	107.5	(29.1)
Pension and other post-employment benefit liability, before tax	(21.4)	78.9	(3.9)
Deferred income tax asset/liability	7.5	(27.6)	1.4
Pension and other post-employment benefit liability, after tax	(13.9)	51.3	(2.5)
Net change in AOCI, after tax	$1,115.7	$1,621.7	$2,316.2

Changes in unrealized capital gains/losses on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA and income taxes, were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Net unrealized capital gains/losses arising during the period(1)	$1,386.9	$1,214.5	$1,953.6
Less: reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	257.3	31.1	(213.6)
Change in deferred tax asset valuation allowance	—	387.0	151.5
Net change in unrealized capital gains/losses on securities	$1,129.6	$1,570.4	$2,318.7
(1) Pre-tax unrealized capital gains/losses arising during the period were $2,101.1, $1,868.6 and $3,004.1 for the years ended December 31, 2012, 2011 and 2010, respectively.
(2) Pre-tax reclassification adjustments for gains/losses and other items included in Net income (loss) were $389.8, $47.8 and $(328.5) for the years ended December 31, 2012, 2011 and 2010, respectively.